EQUITY - Public Offerings (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common shares issued	601,590	18,000,000	0	0	18,601,590
Common stock price (in dollars per share)	$ 13.5	$ 13.5
Proceeds from issuance of common stock	$ 7.7	$ 234.6			$ 242.3
Number of additional shares of common stock to be purchased under the option granted to underwriters	2,700,000
Common stock shares issued in public or private offerings			0	0